CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Parentheticals
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Series A Preferred Stock, Shares Issued	5,000,000	0
Series A Preferred Stock, Shares Outstanding	5,000,000	0
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	5,000,000,000	5,000,000,000
Common Stock, Shares, Issued	672,891,024	25,481,323
Common Stock, Shares, Outstanding	672,891,024	25,481,323
Convertible notes payable, net of discount	$ 1,237,764	$ 168,000
Notes payable, net of discount	$ 0	$ 2,889